Goodwill and other intangible assets - Customer Relationship Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 42,289	$ 27,669
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	100,529	79,086
Accumulated amortisation	(58,240)	(51,417)
Net carrying amount	42,289	27,669
Bermuda | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	29,785	8,342
Accumulated amortisation	(7,762)	(6,258)
Net carrying amount	22,023	2,084
Cayman | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	12,324	12,324
Accumulated amortisation	(2,782)	(1,960)
Net carrying amount	9,542	10,364
Guernsey | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	58,420	58,420
Accumulated amortisation	(47,696)	(43,199)
Net carrying amount	$ 10,724	$ 15,221